Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and net increase (decrease) in cash and cash equivalents of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated

	As of December 31,
	2014	2015
	(In thousands)
Total assets	$267,400	$403,109
Total liabilities	$226,933	$401,582

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Net revenues	$455,097	$621,705	$743,535
Net income (loss)	$1,415	$(16,509)	$(14,378)

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Net cash provided by operating activities	$80,809	$63,738	$368,185
Net cash used in investing activities	(23,323)	(48,643)	(317,827)
Net cash provided by financing activities	2,685	32,212	20,280
Net increase in cash and cash equivalents	$60,171	$47,307	$70,638